Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
(Loss) / Profit for the year	€ (8,606)	€ 182,269	€ 235,878
Adjustments to reconcile profit (loss) [abstract]
Income tax expense / (benefit)	25,386	34,240	(9,970)
Write off of goodwill	0	278	0
Impairment of goodwill	35,949	0	0
Loss on disposal of assets	4,564	2,383	2,184
Loss on disposal of investment in non-listed equity	936	0	0
Change in fair value of warrant liability	0	(34,518)	0
Change in fair value of earnout liability	0	(237,354)	0
Change in fair value of options	28,642	(6,292)	0
Gain on derivative contracts	0	(4,148)	(15,830)
Other impairment losses	344	0	0
Foreign exchange on revaluation of warrants and earnout liabilities	0	25,047	0
Share listing expense	0	126,252	0
RSU expense	16,836	24,261	0
Depreciation and amortization expense	82,189	66,729	83,560
Provision for write-offs of trade and other receivables	12,398	8,618	2,608
Waiver of loans	2	1,335	(2,339)
Gain on bargain purchase	(209)	0	(16,349)
(Decrease) / increase in provisions	1,081	(3,935)	3,425
Finance income	(8,912)	(2,222)	(1,312)
Finance expense	2,646	1,050	5,861
Net foreign currency losses	10,670	2,910	101
Changes in working capital:
Decrease / (increase) in trade and other receivables	(39,024)	47,050	(19,192)
(Decrease) / increase in trade and other payables	8,527	(27,742)	(36,970)
(Decrease) / increase in customer liabilities	14,769	(4,170)	6,251
Change in restricted cash	(12,030)	(7,084)	(7,336)
Settlement of provisions	0	0	(706)
Cash from operating activities	176,158	194,957	229,864
Withholding taxes paid on subsidiaries dividends	(223)	(5,611)	(761)
Corporation tax rebates/refunds received	30,868	1,846	12,718
Corporation tax paid	(73,954)	(24,356)	(31,968)
Net cash flows from operating activities	132,849	166,836	209,853
Cash flows from investing activities
Cash received in interest	5,154	1,700	981
Acquisition of intangible assets	(44,446)	(21,229)	(23,606)
Acquisition of property, plant and equipment	(9,106)	(6,311)	(3,147)
Acquisition of businesses, net of cash acquired	(10,269)	7,282	19,813
Cash used in financial assets	0	(95)	(1,686)
Extension of restricted cash guarantee	(18,604)	(79,293)	(40,795)
Release of restricted cash guarantee	138,499	0	0
Issuance of loans receivable	(70,913)	(22,022)	(570)
Issuance of related party loans receivable	0	0	(640)
Receipts from loans receivable	4,814	8,528	34,337
Settled derivative contracts	0	17,132	2,846
Cash used in regulatory deposits	(142)	(2,215)	(5,693)
Net cash flows used in investing activities	(5,013)	(96,523)	(18,160)
Cash flows from financing activities
Shares repurchased	(2,632)	(224,322)	(10,731)
Proceeds from shares issued	0	170,632	3,072
Cash paid for deferred consideration	0	(13,200)	(4,050)
Dividends paid to non-controlling interests	(35)	(1,388)	0
Proceeds from interest-bearing loans and borrowings	18,594	0	0
Repayment of interest-bearing loans and borrowings	(139,436)	(26,679)	(24,641)
Repayment of lease liabilities - interest	(1,844)	(1,196)	(532)
Repayment of lease liabilities - principal	(5,811)	(7,026)	(2,881)
Net cash flows used in financing activities	(131,164)	(103,179)	(39,763)
(Decrease) / increase in cash and cash equivalents	(3,328)	(32,866)	151,930
Cash and cash equivalents at beginning of the year	254,778	293,798	138,540
Effects of exchange rate fluctuations on cash held	(9,527)	(6,154)	3,328
Cash and cash equivalents at end of the year	€ 241,923	€ 254,778	€ 293,798